Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net (Textual)
Amortization expenses	$ 37,694
Technology [Member]
Intangible Assets, Net (Textual)
Intangible assets net total	$ 4,250,275